UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:13F-HR
 This Amendment (Check only one.):[ ] is a restatement.
				  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  January 17, 2000


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


*Additional Information
This is an initial filing of Form 13F for Greenleaf Asset Management, Inc.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:     2,751,107

Form 13F Information Table Value Total:  $166,752,000



List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE
				  Value  Shares/ sh/ put/ Invstmt Other   Voting Authority
Name of Issuer      Class Cusip  (x$1000) prnamt prn call Dscretn Manager Sole Shared None

Alcoa, Inc	    com   13817101  357      4300 sh	  sole	  none 		      4300
American Eagle Out  com	  02553D108 1110    24670 sh	  sole	  none		     24670
American Express Co com	  25816109  384	     2310 sh	  sole	  none		      2310
American Pwr Conv.  com	  029066107 1083    41050 sh	  sole	  none		     41050
AT&T Corp	    com	  001957109 1280     4718 sh	  sole	  none		      4718
Bank One Corp.	    com   6423A103  80	     2506 sh	  sole	  none		      2506
Bed Bath & Beyond   com	  075896100 231      6650 sh	  sole	  none		      6650
Bell Atlantic 	    com	  77853109  561	     9110 sh	  sole	  none		      9110
Bellsouth Corp.	    com	  79860102  578	    12345 sh	  sole	  none		     12345
Biogen Inc	    com	  090597105 287      3400 sh	  sole	  none		      3400
Biomet, Inc.	    com	  90613100  388      9700 sh	  sole	  none		      9700
Bristol Myers Squibbcom	  110122108 1275    19870 sh	  sole	  none		     19870
Capital One Finl    com	  14040H105 225	     4670 sh	  sole	  none		      4670
Cisco Sys Inc	    com	  17275R102 1851    17275 sh	  sole	  none		     17275
Concord EFS Inc	    com	  206197105 917	    35625 sh	  sole	  none		     35625
Duke Realty Invt    com	  264411505 339     17410 sh	  sole	  none		     17410
Emerson Elec Co	    com	  291011104 150	     2620 sh	  sole	  none		      2620
Ford Mtr Co Del	    com	  345370100 367      6879 sh	  sole	  none		      6879
General Elec Co.    com	  369604103 2155    13928 sh	  sole	  none		     13928
Global Crossing LTD com	  G3921A100 1280    25600 sh	  sole	  none		     25600
GTE Corp	    com	  362320103 298      4225 sh	  sole	  none		      4225
Huntington Bancsharecom	  446150104 185      7748 sh	  sole	  none		      7748
Intel Corp	    com	  458140100 1468    17840 sh	  sole	  none		     17840
Intl Business Mach  com   459200101 173	     1608 sh	  sole	  none		      1608
Intl Paper Co	    com	  460146103 375	     6650 sh	  sole	  none		      6650
Johnson & Johnson   com	  478160104 423	     4531 sh	  sole	  none		      4531
Lucent Technologies com	  549463107 1103    14700 sh	  sole	  none		     14700
McDonalds Corp.     com	  580135101 738	    18300 sh	  sole	  none		     18300
MCI Worldcom Inc.   com	  55268B106 235      4425 sh	  sole	  none		      4425
Merck & Co. Inc.    com	  589331107 816     12150 sh	  sole	  none		     12150
Microsoft Corp	    com	  594918104 346	     2967 sh	  sole	  none		      2967
Miller Herman Inc.  com	  600544100 276     12000 sh	  sole	  none		     12000
Morgan JP & Co Inc. com	  616880100 412	     3250 sh	  sole	  none		      3250
Midcap SPDR TRunit ser1	  595635103 2152    26525 sh	  sole	  none		     26525
National City Corp  com	  635405103 1136    47950 sh	  sole	  none		     47950
Pharmacia & Upjohn  com	  716941109 7227   160602 sh	  sole	  none		    160602
Procter & Gamble Co com	  742718109 208	     1900 sh	  sole	  none		      1900
Sara Lee Corp	    com	  803111103 360	    16311 sh	  sole	  none		     16300
SBC Communications  com	  78387G103 336      6896 sh	  sole	  none		      6896
Schering Plough Corpcom	  806605101 1085    25600 sh	  sole	  none		     25600
Softech Inc.        com	  834021107 444    322700 sh	  sole	  none		    322700
SPDR TR	      unit ser1	  78462F103 19911  135561 sh	  sole	  none		    135561
Stryker Corp	    com	  863667101 107149 1538956sh	  sole	  none		   1538956
Sun Microsystems Inccom	  866810104 2935    37900 sh	  sole	  none		     37900
Tetra Tech Inc      com   88162F105 235	    15300 sh	  sole	  none		     15300
Tyco Intl Ltd New   com	  902124106 293      7500 sh	  sole	  none		      7500
Vodafone Group PLC  com	  92857T107 316	     6375 sh	  sole	  none		      6375
Union Carbide Corp  com	  905581104 4	       60 sh	  sole	  none		        60
Wal Mart Stores Inc com	  931142103 552	     7990 sh	  sole	  none		      7990
Exxon Corp.	    com	  302290101 504      6250 sh	  sole	  none		      6250
2002 Target Term Tr com	  90210103  159     11701 sh	  sole	  none		     11701
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